Cover	Oct. 31, 2019
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	NATIONAL RETAIL PROPERTIES, INC.
Entity Central Index Key	0000751364
Entity Incorporation, State or Country Code	MD
Entity File Number	001-11290
Entity Tax Identification Number	56-1431377
Entity Address, Address Line One	450 South Orange Avenue, Suite 900
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	407
Local Phone Number	265-7348
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NNN
Security Exchange Name	NYSE
5.200% Series F Preferred Stock, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	5.200% Series F Preferred Stock, $0.01 par value
Trading Symbol	NNN/PF
Security Exchange Name	NYSE